Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Schedule of Goodwill and Intangible Assets

€ millions	Goodwill	Software and Database Licenses	Acquired Technology/ IPRD	Customer Relationship and Other Intangibles	Total
Historical cost
January 1, 2016	22,792	727	2,796	5,033	31,348
Foreign currency exchange differences	566	7	71	135	779
Additions from business combinations	57	0	41	22	120
Other additions	0	74	0	21	95
Retirements/disposals	0	–17	–1	–92	–110
December 31, 2016	23,415	791	2,907	5,119	32,232
Foreign currency exchange differences	–2,249	–22	–278	–523	–3,072
Additions from business combinations	208	0	51	73	332
Other additions	0	93	0	10	103
Retirements/disposals	0	–53	–688	–62	–803
December 31, 2017	21,374	809	1,992	4,617	28,792

Accumulated amortization
January 1, 2016	103	526	1,812	1,938	4,379
Foreign currency exchange differences	1	5	54	59	119
Additions amortization	0	74	321	351	746
Retirements/disposals	0	–16	–1	–92	–109
December 31, 2016	104	589	2,186	2,256	5,135
Foreign currency exchange differences	–4	–16	–208	–219	–447
Additions amortization	0	79	254	327	660
Retirements/disposals	0	–51	–688	–58	–797
December 31, 2017	100	601	1,544	2,306	4,551

Carrying amount
December 31, 2016	23,311	202	721	2,863	27,097
December 31, 2017	21,274	208	448	2,311	24,241

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated		Carrying Amount	Remaining Useful Life (in years)
	2017	2016
Sybase – Customer relationships	226	325	4 to 6
SuccessFactors – Customer relationships	261	353	8
Ariba – Customer relationships	366	483	1 to 10
hybris – Customer relationships	83	106	10
Concur – Acquired technologies	261	296	4
Concur – Customer relationships	1,073	1,281	13 to 17
Total significant intangible assets	2,270	2,844

Schedule of Goodwill by Operating Segment
€ millions	Applications, Technology & Services	SAP Business Network	Other	Total
December 31, 2016	15,839	7,439	34	23,311
December 31, 2017	14,657	6,617	0	21,274

Summary of Goodwill Impairment Testing Key Assumptions and Detailed Planning Period

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current fiscal year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current fiscal year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Pre-tax discount rates	Our estimated cash flow projections are discounted to present value using pre-tax discount rates. Pre-tax discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services		SAP Business Network
	2017	2016	2017	2016
Budgeted revenue growth (average of the budgeted period)	4.8	6.7	14.9	15.0
Pre-tax discount rate	10.6	10.4	11.9	11.7
Terminal growth rate	2.9	2.0	3.0	3.0
Detailed planning period (in years)	3	4	9	9

Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	SAP Business Network
	2017	2016
Budgeted revenue growth (change in percentage points)	–8.6	–6.9
Pre-tax discount rate (change in percentage points)	5.6	4.4
Target operating margin at the end of the budgeted period (change in percentage points)	–17	–15